FINANCIAL INSTRUMENTS (Schedule of fair values of derivative instruments designated and not designated as cash flow hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivative [Line Items]
Total derivative instruments - short-term assets	$ 1,355	$ 1,936
Total derivative instruments - long-term assets	23,717	26,716
Financial instruments at fair value, current portion	25,230	16,861
Financial instruments at fair value, long-term portion	12,416	14,357
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	1,219	1,229
Total derivative instruments - long-term assets	9,921	12,963
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	136	707
Total derivative instruments - long-term assets	13,796	13,753
Cross currency swaps | Designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	15,659	14,601
Financial instruments at fair value, long-term portion	12,416	10,233
Cross currency swaps | Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	114	0
Financial instruments at fair value, long-term portion	0	70
Cross currency interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	9,457	2,260
Financial instruments at fair value, long-term portion	$ 0	$ 4,054